Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities at fair value on a recurring basis
	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Convertible Note	$—	$—	$20,231	$20,231
Total	$—	$—	$20,231	$20,231
Liabilities
Warrant Liabilities	$—	$—	$49,124	$49,124
Total	$—	$—	$49,124	$49,124
	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities
Redeemable Preferred Shares	$—	$—	$7,574	$7,574
Total	$—	$—	$7,574	$7,574

Schedule of changes in the Level 3 warrant liability measured at fair value
	For the year ended December 31, 2021
	Private Warrants	Redeemable preferred shares	2020 Convertible Notes	Warrant liability	Convertible Note
Balance (beginning of period)	$—	$7,574	$—	$—	$—
Additions	27,265	7,500	—	—	20,000
Fair value measurement adjustments	21,859	(74)	—	—	231
Foreign current exchange effects	—	—	—	—	—
Settlements	—	(15,000)	—	—	—
Balance (end of period)	$49,124	$—	$—	$—	$20,231
	For the year ended December 31, 2020
	Private Warrants	Redeemable preferred shares	2020 Convertible Notes	Warrant liability	Convertible Note
Balance (beginning of period)	$—	$—	$—	$93	$—
Additions	—	7,500	1,531	76	—
Accrued interest	—	—	33	—	—
Fair value measurement adjustments	—	70	201	233	—
Foreign current exchange effects	—	4	—	(6)	—
Transfer to Level 2	—	—	—	(396)	—
Settlements	—	—	(1,765)	—	—
Balance (end of period)	$—	$7,574	$—	$—	$—